April 25, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson

  Document Control – EDGAR

RE:	Ameriprise Certificate Company

          Ameriprise Cash Reserve Certificate

  Post-Effective Amendment No. 39

  File No. 2-68296

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Cash Reserve Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on April 19, 2013.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Scott R. Plummer
Scott R. Plummer
Vice President, Secretary and General Counsel
Ameriprise Certificate Company